Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
PGIM Jennison Small-Cap Core Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small-Cap Core Equity Fund
Class Name	Class R6
Trading Symbol	PQJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Small-Cap Core Equity Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small-Cap Core Equity Fund—Class R6	$94	0.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equities experienced significant volatility over the reporting period. Small-cap stocks, as represented by the Russell 2000 Index, reached a record high in early November 2024, before declining through the first quarter of 2025 and then rebounding strongly in the second quarter. Key events during the period included a US Federal Reserve interest rate cut, the US presidential election, the surprise launch of China’s
DeepSeek AI model, and heightened uncertainties over the US administration’s tariff and trade policies, among other factors. Overall, small-cap stocks ended the period modestly lower and lagged the broader market, as represented by the S&P 500 Index.
■
Holdings in the financials sector (especially capital markets) and consumer discretionary sector (led by specialty retail and textiles, apparel &
luxury goods) contributed strongly to relative performance versus the Russell 2000 Index (the Index). An underweight to health care also added notable value.
■
Stock selection in energy and materials was a main source of weakness relative to the Index, driven by oil, gas, & consumable fuels, and metals & mining, respectively. Security selection in real estate, consumer staples, and industrials also detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	-1.19%	9.73%	9.23% (11/15/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Russell 2000 Index	-0.55%	9.81%	7.56%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 11,102,820
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 11,102,820
Number of fund holdings	120
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FU
ND
’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Banks	10.1%
Software	7.8%
Commercial Services & Supplies	5.0%
Affiliated Mutual Fund - Short-Term Investment (2.0% represents investments purchased with collateral from securities on loan)	4.9%
Biotechnology	4.9%
Semiconductors & Semiconductor Equipment	4.9%
Machinery	4.3%
Health Care Providers & Services	3.8%
Insurance	3.3%
Capital Markets	3.2%
Oil, Gas & Consumable Fuels	3.0%
Professional Services	2.8%
Hotels, Restaurants & Leisure	2.8%
Specialty Retail	2.8%
Metals & Mining	2.7%
Pharmaceuticals	2.6%
Residential REITs	2.4%
Construction & Engineering	2.2%
Financial Services	2.0%
Building Products	1.9%
Consumer Staples Distribution & Retail	1.7%
Textiles, Apparel & Luxury Goods	1.7%
Electric Utilities	1.7%
Aerospace & Defense	1.6%
Industry Classification	% of Net Assets
Gas Utilities	1.5%
Food Products	1.4%
Marine Transportation	1.3%
Automobile Components	1.3%
Chemicals	1.2%
IT Services	1.2%
Health Care Equipment & Supplies	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Retail REITs	1.0%
Office REITs	1.0%
Energy Equipment & Services	0.9%
Electronic Equipment, Instruments & Components	0.7%
Household Durables	0.7%
Industrial REITs	0.7%
Specialized REITs	0.7%
Health Care Technology	0.6%
Hotel & Resort REITs	0.5%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Others*	0.3%
102.3%
Liabilities in excess of other assets	(2.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Core Conservative Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Core Conservative Bond Fund
Class Name	Class R6
Trading Symbol	PQCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Core Conservative Bond Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Conservative Bond Fund—Class R6	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened, recovering from the US administration’s announcement of reciprocal
tariffs
on April 2, 2025. The US Federal Reserve's easing cycle, which began with three rate cuts in the second half of 2024, was paused in the first h
alf of 202
5 amid increased uncertainty over the impact of US policy changes on the domestic labor market and inflation. Indeed, Core PCE came in higher than expected for the reporting period. In addition, revisions to the non-farm payroll report in July 2025 revealed a weaker labor market than previously indicated, causing investors to reprice their expectations for a September rate cut and a steepening of the US Treasury yield curve. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
Security selection in US investment-grade corporates, AAA-rated non-agency commercial mortgage-backed securities (CMBS), and US
Treasuries; underweights to the US investment-grade corporate and emerging-market investment-grade sectors, along with an overweight to the AAA non-agency CMBS sector; and credit positioning in REITS contributed the most to the Fund’s performance during the reporting period.
■
The Fund’s duration and yield curve positioning, and an overweight to the municipal bond sector, detracted most from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	3.38%	-1.36%	1.16% ( 11/15/2016 )
Bloomberg US Aggregate Bond Index	3.38%	-1.07%	1.63%

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 57,696,245
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	128.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 57,696,245
Number of fund holdings	607
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	128%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 7/31/2025?

Credit Quality expressed as a percentage of total investments as of 7/31/2025 (%)
AAA	34.5
AA	41.2
A	9.7
BBB	14.5
Cash/Cash Equivalents	0.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM TIPS Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM TIPS Fund
Class Name	Class R6
Trading Symbol	PQTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM TIPS Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM TIPS Fund—Class R6	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
WHAT AF
FECT
ED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The US Federal Reserve's easing cycle, which began with three rate cuts in the second half of 2024, was paused in the first half of 2025 amid increased uncertainty over the impact of US policy changes on the domestic labor market and inflation. Indeed, Core PCE came in higher than expected for the reporting period. In particular, revisions to the non-farm payroll report in July 2025 revealed a weaker labor market than previously indicated, causing investors to reprice their expectations for a September rate cut and a steepening of the US Treasury yield curve.
(A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
Security selection and relative value trades in the Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index optimal portfolio contributed to performance during the period.
■
The duration of the Fund, which was tactically managed versus the Index in response to perceived short-term inefficiencies or opportunities in the market, was a modest detractor from performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.). Yield curve positioning had a negative impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	3.76%	0.87%	2.35% (11/15/2016)
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index	4.12%	1.17%	2.76%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 62,613,401
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 37,917
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 62,613,401
Number of fund holdings	40
Total advisory fees paid for the year	$ 37,917
Portfolio turnover rate for the year	85%

Holdings [Text Block]
WHAT ARE SOME CH
ARACTER
ISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Credit Quality expressed as a percentage of total investments as of 7/31/2025 (%)
AAA	95.1
AA	4.4
Cash/Cash Equivalents	0.4
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Quant Solutions Commodity Strategies Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Commodity Strategies Fund
Class Name	Class Z
Trading Symbol	PQCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Commodity Strategies Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(80
0) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class Z	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, commodity prices generally increased, particularly in the precious metals sector. Carry from roll yields decreased from the previous year and turned negative after having been positive for the previous 2.5 years. Energy commodities and industrial metals produced overall positive returns, while grains declined during the period.
■
The Fund primarily invests in listed, exchange-traded commodities futures contracts. Accordingly, such investments drive its performance.
These futures contracts are a form of derivative based on the underlying price of a specific commodity.
■
The Fund’s returns relative to the Bloomberg Commodity Index benefited from underweight positioning in copper and sugar. From a factor perspective, risk measures were the largest relative outperformers during the period.
■
Positions in coffee and aluminum detracted the most from the Fund’s performance relative to the Bloomberg Commodity Index during the period, with growth and sentiment factors struggling.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Since Inception (%)
Class Z	7.90%	5.79% (12/14/2021)
S&P 500 Index*	16.33%	11.01%
Bloomberg Commodity Index	9.71%	5.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 45,495,626
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 92,537
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 45,495,626
Number of fund holdings	31
Total advisory fees paid for the year	$ 92,537
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	87.3%
Affiliated Mutual Fund - Short-Term Investment	14.3%
101.6%
Liabilities in excess of other assets*	(1.6)%
100.0%

Commodity Futures Contracts outstanding at July 31, 2025
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	15.4%
WTI Crude	7.7%
Natural Gas	7.5%
Brent Crude	7.3%
Silver	6.5%
Corn	5.6%
LME PRI Aluminum	5.1%
Soybean	4.7%
Copper	4.3%
Live Cattle	3.9%
LME Zinc	3.6%
LME Nickel	3.3%
Soybean Meal	3.2%
Commodity Futures Contracts: Long Positions	% of Net Assets
NY Harbor ULSD	3.1%
Gasoline RBOB	2.8%
Low Sulphur Gas Oil	2.8%
No. 2 Soft Red Winter Wheat	2.8%
Soybean Oil	2.5%
Coffee 'C'	2.2%
Cotton No. 2	2.1%
Hard Red Winter Wheat	1.7%
Sugar No. 11	1.6%
LME Lead	1.0%
Lean Hogs	0.7%
101.4%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Lead	(0.1)%
LME Nickel	(0.6)%
LME PRI Aluminum	(1.0)%
(1.7)%

*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
(1)	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
(2)	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of July 31, 2025.

PGIM Quant Solutions Commodity Strategies Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Commodity Strategies Fund
Class Name	Class R6
Trading Symbol	PQCMX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Commodity Strategies Fund
(the “Fund”) for the period of August 1, 2024 to July 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.co
m/inv
estments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class R6	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, commodity prices generally increased, particularly in the precious metals sector. Carry from roll yields decreased from the previous year and turned negative after having been positive for the previous 2.5 years. Energy commodities and industrial metals produced overall positive returns, while grains declined during the period.
■
The Fund primarily invests in listed, exchange-traded commodities futures contracts. Accordingly, such investments drive its performance.
These futures contracts are a form of derivative based on the underlying price of a specific commodity.
■
The Fund’s returns relative to the Bloomberg Commodity Index benefited from underweight positioning in copper and sugar. From a factor perspective, risk measures were the largest relative outperformers during the period.
■
Positions in coffee and aluminum detracted the most from the Fund’s performance relative to the Bloomberg Commodity Index during the period, with growth and sentiment factors struggling.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	7.76%	11.73%	5.02% (11/15/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg Commodity Index	9.71%	11.33%	4.32%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 45,495,626
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 92,537
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 45,495,626
Number of fund holdings	31
Total advisory fees paid for the year	$ 92,537
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	87.3%
Affiliated Mutual Fund - Short-Term Investment	14.3%
101.6%
Liabilities in excess of other assets*	(1.6)%
100.0%

Commodity Futures Contracts outstanding at July 31, 2025
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	15.4%
WTI Crude	7.7%
Natural Gas	7.5%
Brent Crude	7.3%
Silver	6.5%
Corn	5.6%
LME PRI Aluminum	5.1%
Soybean	4.7%
Copper	4.3%
Live Cattle	3.9%
LME Zinc	3.6%
LME Nickel	3.3%
Soybean Meal	3.2%
Commodity Futures Contracts: Long Positions	% of Net Assets
NY Harbor ULSD	3.1%
Gasoline RBOB	2.8%
Low Sulphur Gas Oil	2.8%
No. 2 Soft Red Winter Wheat	2.8%
Soybean Oil	2.5%
Coffee 'C'	2.2%
Cotton No. 2	2.1%
Hard Red Winter Wheat	1.7%
Sugar No. 11	1.6%
LME Lead	1.0%
Lean Hogs	0.7%
101.4%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Lead	(0.1)%
LME Nickel	(0.6)%
LME PRI Aluminum	(1.0)%
(1.7)%

*	Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
(1)	Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
(2)	Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of July 31, 2025.

PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Index Fund
Class Name	Class R6
Trading Symbol	PQCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Index Fund —Class R6	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
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During the reporting period, US mid-cap equities lagged global markets amid substantial volatility. Volatility spiked in early April 2025 after the
US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation.
Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods.
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The Fund employs a “passively managed” or index investment approach, holding all stocks included in the S&P MidCap 400 Index (the “Index”)
in approximately the same proportions. Accordingly, the Fund’s performance closely tracked the Index’s performance over the reporting period.
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The Fund also held index ETFs that track the Index during the reporting period to provide portfolio liquidity. They had minimal impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	2.74%	13.75%	8.65% (11/17/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
S&P MidCap 400 Index	3.28%	12.79%	9.64%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Nov. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 12,956,613
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 12,956,613
Number of fund holdings	404
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	42%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Banks	6.5%
Machinery	5.4%
Insurance	4.2%
Capital Markets	4.0%
Unaffiliated Exchange-Traded Funds	3.9%
Construction & Engineering	3.6%
Specialty Retail	3.5%
Hotels, Restaurants & Leisure	3.4%
Software	3.4%
Electronic Equipment, Instruments & Components	3.4%
Consumer Staples Distribution & Retail	3.2%
Oil, Gas & Consumable Fuels	3.0%
Semiconductors & Semiconductor Equipment	2.4%
Health Care Providers & Services	2.4%
Aerospace & Defense	2.4%
Building Products	2.3%
Professional Services	2.2%
Biotechnology	2.1%
Trading Companies & Distributors	1.9%
Metals & Mining	1.9%
Financial Services	1.8%
Commercial Services & Supplies	1.7%
Life Sciences Tools & Services	1.7%
Household Durables	1.7%
Electrical Equipment	1.6%
Specialized REITs	1.5%
Ground Transportation	1.4%
Chemicals	1.4%
Health Care Equipment & Supplies	1.3%
Diversified Consumer Services	1.3%
Containers & Packaging	1.3%
Industry Classification	% of Net Assets
Gas Utilities	1.1%
Industrial REITs	1.0%
Electric Utilities	1.0%
Retail REITs	0.9%
IT Services	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Food Products	0.9%
Residential REITs	0.9%
Automobile Components	0.8%
Consumer Finance	0.7%
Health Care REITs	0.7%
Communications Equipment	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Technology Hardware, Storage & Peripherals	0.6%
Media	0.6%
Office REITs	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	0.6%
Beverages	0.5%
Personal Care Products	0.5%
Leisure Products	0.5%
Passenger Airlines	0.5%
Diversified REITs	0.5%
Others*	4.4%
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets